Biological assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]

	12/31/2024	12/31/2023
Opening balance	18,278,582	14,632,186
Additions	7,180,450	5,777,952
Additions of merged companies (1)	366,785
Depletions	(4,831,916)	(3,680,997)
Transfers	102,790	(136,297)
Gain on fair value adjustments	1,431,530	1,989,831
Disposals	(130,922)	(128,370)
Write-offs	(114,298)	(175,723)
Closing balance	22,283,001	18,278,582

Schedule of Assumptions Used for Calculation of Fair Value of Biological Assets

	12/31/2024	12/31/2023
Useful productive planted area (hectare)	1,243,191	1,094,611
Mature assets (6 to 7 years)	191,737	144,942
Immature assets (1 to 5 years)	1,051,454	949,669
Average annual growth (IMA) – m3/hectare/year	37.62	37.92
Average gross sale price of eucalyptus – R$/m3	101.38	96.04
Discount rate (post-tax)	8.80%	8.80%

Disclosure of Gains Losses On Fair Value Adjustment Biological Assets

	12/31/2024	12/31/2023
Physical changes and discount rate (1)	609,259	1,575,017
Price	822,271	414,814
	1,431,530	1,989,831